GEOGRAPHIC AND RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of revenues and identifiable assets by geographic areas
A summary of revenues and identifiable assets by geographic areas for 2014 and 2013 are as follows:

	Revenues from Services		Identifiable Assets
	Years Ended December 31,		December 31,
	2014	2013	2014	2013
North America:
United States	$107,515	$29,335	$68,118	$41,929
Canada	20,289	73,863	5,722	7,919
Total	127,804	103,198	73,840	49,848
South America:
Peru	117,829	44,637	3,448	1,581
Colombia	68,415	60,159	7,877	13,101
Bolivia	60,080	7,016	558	1,127
Other	11,942	210	134	40
Total	258,266	112,022	12,017	15,849
Southeast Asia	750	30,048	1,092	2,287
Consolidated	$386,820	$245,268	$86,949	$67,984
Total excluding United States	$279,305	$215,933	$18,831	$26,055

Revenues are presented based on the location of the services provided. Identifiable assets include property and equipment, intangible assets and goodwill.

Summary of customers with revenues or accounts receivable in excess of 10% of consolidated total
A summary of customers with revenues or accounts receivable in excess of 10% of the consolidated total for 2014 and 2013 is as follows:

	Revenues from Services		Accounts Receivable, Net
	Years Ended December 31,		December 31,
	Amount	% of Consolidated	Amount	% of Consolidated
2014
Customer A	$131,756	34%	$10,763	15%
Customer B	$49,917	13%	$25,128	34%
Customer C			$9,465	13%
Customer D			$7,360	10%
2013
Customer E	$48,400	20%
Customer F	$78,400	32%	$21,100	52%
Customer G			$5,300	13%